Stock-Based Compensation (Details) - Schedule of Stock Option Activity under Plans - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Stock Option Activity Under Plans [Abstract]
Shares Available for Grant, Beginning Balance	76	9
Number of Shares, Beginning balance	39	26
Weighted Average Exercise Prices, Beginning Balance (in Dollars per share)	$ 139.6	$ 101.6
Shares Available for Grant, Additional shares authorized under the Plans		78
Number of Shares, Additional shares authorized under the Plans
Weighted Average Exercise Prices, Additional shares authorized under the Plans (in Dollars per share)
Shares Available for Grant, RSUs granted	(44)	(1)
Number of Shares, RSUs granted
Weighted Average Exercise Prices, RSUs granted (in Dollars per share)
Shares Available for Grant, RSUs cancelled and returned to the Plans	7	10
Number of Shares, RSUs cancelled and returned to the Plans
Weighted Average Exercise Prices, RSUs cancelled and returned to the Plans (in Dollars per share)
Shares Available for Grant, Options cancelled
Number of Shares, Options cancelled	(2)
Weighted Average Exercise Prices, Options cancelled (in Dollars per share)	$ 250.8
Shares Available for Grant, Options granted		(10)
Number of Shares, Options granted	7	10
Weighted Average Exercise Prices, Options granted (in Dollars per share)		$ 120
Shares Available for Grant, Options exercised
Number of Shares, Options exercised
Weighted Average Exercise Prices, Options exercised (in Dollars per share)		$ 68.8
Shares Available for Grant, Options cancelled and returned to the Plans
Number of Shares,Options cancelled and returned to the Plans		(1)
Weighted Average Exercise Prices, Options cancelled and returned to the Plans (in Dollars per share)		$ 108.8
Shares Available for Grant, Effect of business combination
Number of Shares, Effect of business combination		4
Weighted Average Exercise Prices, Effect of business combination (in Dollars per share)		$ 414
Shares Available for Grant, Ending Balance	39	76
Number of Shares, Ending balance	37	39
Weighted Average Exercise Prices, Ending Balance (in Dollars per share)	$ 132.8	$ 139.6